UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2015

Item 1. Report to Stockholders.

Congress Large Cap Growth Fund

Congress Mid Cap Growth Fund

Congress All Cap Opportunity Fund

ANNUAL REPORT

December 31, 2015

CONGRESS FUNDS

TABLEOFCONTENTS

Shareholder Letter	1

Sector Allocations	5

Historical Performance	6

Schedules of Investments

Congress Large Cap Growth Fund	12

Congress Mid Cap Growth Fund	14

Congress All Cap Opportunity Fund	16

Statements of Assets and Liabilities	18

Statements of Operations	20

Statements of Changes in Net Assets	22

Financial Highlights	28

Notes to Financial Statements	34

Report of Independent Registered Public Accounting Firm	45

Expense Examples	46

Approval of Investment Advisory Agreement	48

Trustees and Executive Officers	52

Additional Information	55

Privacy Notice	Inside Back Cover

Annual Letter to Mutual Fund Shareholders
For the period January 1, 2015 to December 31, 2015

General Market Commentary:

The year proved to be rather unremarkable when looking at stock market returns.  The S&P 500 finished up 1.38% but underlying that return was a marked increase in volatility, something we had not seen since 2011.  The disparity amongst asset classes was also notable.  For example the Dow Jones Commodity Index posted a loss of 20% for the year.

For the first time in almost a decade, the Federal Reserve Bank raised the federal funds rate in December.  The well telegraphed move was a benign increase of only a quarter of percentage point, yet it dominated the news in the days and months leading to the decision.  The increase is noteworthy.  Since the financial crisis monetary policy has played an increasingly important role in the functioning of the markets.  The Fed designed zero interest rate policy altered risk expectations across the spectrum, encouraging riskier investments to aggressively boost asset prices from recession lows.

The new stance by the Federal Reserve stands at odds with those in Europe, China and Japan.  The strength of the global economy remained in question as the year progressed, adding to stock market volatility, weighing on energy prices and strengthening the US dollar relative to other currencies. Domestically employment remained strong ending the year with a 5% unemployment rate.

As the calendar turned into 2016, stock market volatility intensified.  Global growth concerns remain foremost on investors’ minds.  Until a level of confidence regarding the sustainability of growth is attained, stock market action is likely to be more volatile than we have witnessed over the last few years.

Performance Highlights:

Large Cap Growth

For the year ended December 31, 2015, the Large Cap Growth Fund’s retail class returned 1.79% compared with 1.38% for the S&P 500 Index.  The institutional class returned 2.05% for the same period.

Similar to last year, the technology sector was the largest in the Fund at 28%.  A number of technology stocks had strong years including Alphabet (Google), Adobe Systems and Microsoft.  One of the weaker performers for the year was also a technology company, Qualcomm.  Qualcomm struggled getting properly licensed in China.  As the year drew to a close, Qualcomm made substantial progress in this regard.  Changes to the portfolio during the year had the net effect of increasing consumer exposure and lessening exposure to the industrial and energy sectors.

In late December, the Fund distributed $0.65 per retail share and $0.71 per institutional share representing ordinary income and capital gains for the year.

Mid Cap Growth

For the full year ended December 31, 2015, the Mid Cap Growth Fund retail class returned -0.15% compared with -0.20% for the Russell Mid Cap Growth Index.  The Fund’s institutional class returned +0.10% for the same period.

Several industrial investments performed strongly in 2015.  Robust returns from Equifax Inc., Lennox International, Inc., and Acuity Brands Inc. aided the portfolio. Elsewhere, Airgas, Inc. aided returns as they agreed to be acquired by Air Liquide SA at a healthy 51% premium to their one-month average share price as of November 17, 2015.  Also, Jarden Corp. was a stand out as it agreed to be acquired by Newell Rubbermaid on December 7, 2015 for $60 per share in cash and stock, a 24% premium.

Hindering performance was our security selection in the Consumer Staples and Consumer Discretionary sectors.  Notably, Hain Celestial (HAIN) and Polaris (PII) were two examples of holdings which struggled with increased competition in their respective markets.

In December, the Fund distributed $0.10 per retail share and $0.12 per institutional share representing ordinary income and capital gains for the 2015 year.

All Cap Opportunity

For the full year ended December 31, 2015, the All Cap Opportunity Fund retail class returned -4.84% compared with 0.48% for the Russell 3000 Index.  The Fund’s institutional class returned -4.67% for the same period.

As we look back at 2015, there was a strong divergence between our US markets and the rest of the world.  At the tail end of the year, we experienced satisfying domestic economic growth and high profit margins, but outside the US there has only been continued uncertainty and weakness.  Although the US market conditions were far from perfect, the Russell 3000 returned a surprising 6.3% for the 4th quarter.  The portfolio holding, Palo Alto Networks, returned over 40 percent during the year as corporations became more aware of the growing cyber security threat to their computer and communications systems.  Technology companies such as NVIDIA also did well, as the company continued to break the boundaries of cutting edge computational technology.  Offsetting these gains were companies within the industrial sector that experienced an outsized negative impact from falling energy prices.

2015 was a year of extremes across most asset classes, causing frustration among many fundamental stock analysts.  Looking ahead, there is limited visibility on the outlook hence we expect heightened volatility through the beginning of the year with the global economy eventually stabilizing.  Valuations like the S&P 500 forward P/E of 16 seems reasonable, offering upside potential to those who possess patience.

In December, the Fund distributed $0.13 per retail share and $0.15 per institutional share representing ordinary income and capital gains for the 2015 year.

Portfolio Commentary:

Large Cap Growth

The portfolio remains fully invested in established growth companies with a dividend yield of 1.6%.  Over eighty percent of the holdings pay a dividend.  Home Depot at 3.1% of the assets is the largest portfolio holding.  Apple is second at 3% weighting.  The portfolio has considerable exposure to the Technology sector at 28%.  The Consumer Staples and Discretionary and Health Care sectors each have a weight of 15%.  The Fund has less than 2% exposure to Energy reflecting our concerns on the current price of oil.  The subsidized and unsubsidized 30-day SEC yields for the retail class as of December 31, 2015, were 0.58% and 0.25%, respectively.

Mid Cap Growth

We continue to employ a growth at a reasonable risk strategy.  We believe that portfolio risk is an aspect of investing that is virtually impossible to “time” correctly.  Therefore, we strive to maintain a constant level of risk.

Similar to last year, our largest areas of exposure at year end 2015 were Industrials, Technology, and Consumer Discretionary.  We remain optimistic about US economic growth relative to the rest of the world and are excited about opportunities in the Consumer Discretionary area as US households remain in a strong financial position.  We continue to avoid speculative companies, particularly in biotechnology, that have no solid business model to remain “going concerns.”

All Cap Opportunity

The Fund’s strategy continues to focus on pricing dislocations between stocks and bonds, while holding a portfolio of stocks across the growth and value spectrum, as well as the range of market capitalizations.  As we enter 2016, we continue to be optimistic about cyber security stocks as well as companies that do business related to national security interests.

We also remain fairly focused on domestic US stocks, as we expect the US economy to continue to show steady but slow growth.

In Closing:

Thank you for the confidence you place in us and for your investment in the Funds.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Peter C. Andersen, CFA	Todd Solomon, CFA
Large Cap Growth	All Cap Opportunity	Mid Cap Growth

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in foreign securities which involve political, economic, and currency risks, greater volatility, and differences in accounting methods.  The Funds may invest a significant portion of their assets in one sector, which exposes the Funds to greater market risk and potential monetary losses than if those assets were spread among various sectors. The Funds may invest in small and medium-sized companies, which involve greater risks than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity. The All Cap Fund Opportunity Fund may invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000 Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Mid Cap Growth Index measures performance of the mid-cap growth segment of the U.S. Equity Universe. The Russell 3000 Index measures performance of the largest 3,000 U.S. companies representing approximately 98% of the U.S. Equity Universe.  The Dow Jones Commodity Index measures the commodity futures market, emphasizing diversification and liquidity using a simple, transparent, equal-weighted approach.  One cannot invest directly in an index.

Dividend Yield is calculated by dividing the dividend rates for each holding in a Fund by the ending market value of that Fund.

Forward Price to Earnings (“P/E”) is a ratio calculated by dividing the market price per share by the expected earnings per share.  The expected earnings are an estimate.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investment in this report.

Congress Funds are distributed by Quasar Distributors, LLC

CONGRESS FUNDS

SECTOR ALLOCATIONS at December 31, 2015 (Unaudited)

Congress Large Cap Growth Fund

Sector Allocation	Percent of Net Assets
Information Technology	28.1%
Health Care	15.3%
Consumer Discretionary	14.8%
Consumer Staples	14.8%
Financials	9.6%
Industrials	9.0%
Materials	4.7%
Energy	1.6%
Cash*	2.1%
Net Assets	100.0%

  * Cash Equivalents and Other Assets in Excess of Liabilities

Congress Mid Cap Growth Fund

Sector Allocation	Percent of Net Assets
Industrials	25.0%
Information Technology	19.5%
Consumer Discretionary	18.7%
Health Care	12.4%
Financials	9.6%
Consumer Staples	4.9%
Materials	2.5%
Energy	2.2%
Cash*	5.2%
Net Assets	100.0%

  * Cash Equivalents and Other Assets in Excess of Liabilities

Congress All Cap Opportunity Fund

Sector Allocation	Percent of Net Assets
Consumer Discretionary	25.9%
Information Technology	25.8%
Industrials	15.5%
Financials	14.7%
Health Care	9.0%
Consumer Staples	4.1%
Cash*	5.0%
Net Assets	100.0%

   * Cash Equivalents and Other Assets in Excess of Liabilities

CONGRESS LARGE CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended December 31, 2015

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(3/31/2009)	(12/31/2015)
Congress Large Cap
Growth Fund, Retail Class	1.79%	12.64%	10.44%	13.99%	$24,209
Russell 1000® Growth Index	5.67%	16.83%	13.53%	18.52%	31,507
S&P 500® Index	1.38%	15.13%	12.57%	17.41%	29,557

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee. If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $500,000 vs. Russell 1000® Growth Index and S&P 500® Index

Annualized Returns for the periods ended December 31, 2015

				Since	Ending
	One	Three	Five	Inception	Value
	Year	Year	Year	(4/30/2010)	(12/31/2015)
Congress Large Cap Growth
Fund, Institutional Class	2.05%	12.96%	10.70%	10.85%	$ 896,788
Russell 1000® Growth Index	5.67%	16.83%	13.53%	13.79%	1,040,335
S&P 500® Index	1.38%	15.13%	12.57%	12.42%	971,405

This chart illustrates the performance of a hypothetical $500,000 investment made on April 30, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS MID CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended December 31, 2015

	One	Three	Since Inception	Ending Value
	Year	Year	(10/31/2012)	(12/31/2015)
Congress Mid Cap Growth Fund,
Retail Class	-0.15%	14.65%	14.40%	$15,313
Russell Midcap® Growth Index	-0.20%	14.88%	15.48%	15,775
S&P 500® Index	1.38%	15.13%	14.81%	15,488

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS MID CAP GROWTH FUND

HISTORICAL PERFORMANCE

Value of $500,000 vs. Russell Midcap® Growth Index and S&P 500® Index

Annualized Returns for the periods ended December 31, 2015

	One	Three	Since Inception	Ending Value
	Year	Year	(10/31/2012)	(12/31/2015)
Congress Mid Cap Growth Fund,
Institutional Class	0.10%	14.89%	14.66%	$771,132
Russell Midcap® Growth Index	-0.20%	14.88%	15.48%	788,761
S&P 500® Index	1.38%	15.13%	14.81%	774,385

This chart illustrates the performance of a hypothetical $500,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS ALL CAP OPPORTUNITY FUND

HISTORICAL PERFORMANCE

Value of $10,000 vs. Russell 3000® Index and S&P 500® Index

Annualized Returns for the periods ended December 31, 2015

	One	Three	Since Inception	Ending Value
	Year	Year	(10/31/2012)	(12/31/2015)
Congress All Cap
Opportunity Fund, Retail Class	-4.84%	11.42%	11.88%	$14,270
Russell 3000® Index	0.48%	14.74%	14.62%	15,408
S&P 500® Index	1.38%	15.13%	14.81%	15,488

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS ALL CAP OPPORTUNITY FUND

HISTORICAL PERFORMANCE

Value of $500,000 vs. Russell 3000® Index and S&P 500® Index

Annualized Returns for the periods ended December 31, 2015

	One	Three	Since Inception	Ending Value
	Year	Year	(10/31/2012)	(12/31/2015)
Congress All Cap Opportunity Fund,
Institutional Class	-4.67%	11.73%	12.18%	$719,519
Russell 3000® Index	0.48%	14.74%	14.62%	770,382
S&P 500® Index	1.38%	15.13%	14.81%	774,385

This chart illustrates the performance of a hypothetical $500,000 investment made on October 31, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a Fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2015

Shares		Value

COMMON STOCKS: 97.9%

Banks: 2.4%
11,200	PNC Financial Services
	Group, Inc.	$1,067,472

Capital Goods: 4.7%
12,200	Illinois Tool Works, Inc.	1,130,696
10,200	United
	Technologies Corp.	979,914
		2,110,610

Consumer Durables &
Apparel: 1.8%
10,000	Under Armour, Inc.*	806,100

Consumer Services: 2.9%
22,000	Starbucks Corp.	1,320,660

Diversified Financials: 7.2%
4,400	Intercontinental-
	Exchange, Inc.	1,127,544
10,300	McGraw Hill
	Financial, Inc.	1,015,374
15,000	Northern Trust Corp.	1,081,350
		3,224,268

Energy: 1.6%
10,000	EOG Resources, Inc.	707,900

Food & Staples Retailing: 2.8%
7,700	Costco Wholesale Corp.	1,243,550

Food, Beverage & Tobacco: 4.6%
10,000	Brown-Forman Corp.	992,800
11,000	Pepsico, Inc.	1,099,120
		2,091,920

Health Care Equipment &
Services: 7.9%
24,000	Abbott Laboratories	1,077,840
11,475	AmerisourceBergen
	Corp.	1,190,072
11,100	UnitedHealth
	Group, Inc.	1,305,804
		3,573,716
Household & Personal Products: 7.4%
9,900	The Clorox Co.	1,255,617
15,300	Colgate-Palmolive Co.	1,019,286
11,800	Estée Lauder
	Companies, Inc. -
	Class A	1,039,108
		3,314,011

Materials: 4.7%
8,800	Ecolab, Inc.	1,006,544
11,300	PPG Industries, Inc.	1,116,666
		2,123,210

Media: 2.7%
11,750	The Walt Disney Co.	1,234,690

Pharmaceuticals, Biotechnology
& Life Sciences: 7.4%
9,450	Celgene Corp.*	1,131,732
19,900	Merck & Co., Inc.	1,051,118
8,200	Thermo Fisher
	Scientific, Inc.	1,163,170
		3,346,020

Retailing: 7.4%
10,600	The Home Depot, Inc.	1,401,850
15,100	The TJX
	Companies, Inc.	1,070,741
14,600	Williams-Sonoma, Inc.	852,786
		3,325,377

Semiconductors & Semiconductor
Equipment: 2.3%
18,600	Analog Devices, Inc.	1,028,952

Software & Services: 18.5%
10,800	Accenture PLC	1,128,600
14,400	Adobe Systems, Inc.*	1,352,736
15,200	Akamai
	Technologies, Inc.*	799,976
975	Alphabet, Inc. - Class A*	758,560
777	Alphabet, Inc. - Class C*	589,650
12,700	Automatic Data
	Processing, Inc.	1,075,944
24,000	Microsoft Corp.	1,331,520
17,000	Visa, Inc.	1,318,350
		8,355,336

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Continued)

Shares		Value

Technology Hardware &
Equipment: 7.3%
19,000	Amphenol Corp.	$992,370
13,000	Apple, Inc.	1,368,380
19,000	QUALCOMM, Inc.	949,715
		3,310,465

Transportation: 4.3%
17,500	Canadian National
	Railway Co.	977,900
13,350	J.B. Hunt Transport
	Services, Inc.	979,356
		1,957,256

TOTAL COMMON STOCKS
(Cost $36,143,103)		44,141,513

SHORT-TERM INVESTMENTS: 1.9%
856,275	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.253%(1)	856,275

TOTAL SHORT-TERM
INVESTMENTS
(Cost $856,275)		856,275

TOTAL INVESTMENTS
IN SECURITIES: 99.8%
(Cost $36,999,378)		44,997,788
Other Assets in
Excess of Liabilities: 0.2%		94,779

TOTAL NET
ASSETS: 100.0%		$45,092,567

*	Non-income producing security
(1)	Seven-day yield as of December 31, 2015

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2015

Shares		Value

COMMON STOCKS: 92.7%

Automobiles & Components: 2.4%
150,000	Dorman
	Products, Inc.*	$7,120,500

Banks: 2.6%
50,000	Signature Bank*	7,668,500

Capital Goods: 15.1%
35,000	Acuity Brands, Inc.	8,183,000
165,000	B/E Aerospace, Inc.	6,991,050
90,000	Graco Inc.	6,486,300
60,000	Lennox
	International Inc.	7,494,000
65,000	The Middleby Corp.*	7,011,550
45,000	Snap-on, Inc.	7,714,350
		43,880,250

Commercial & Professional
Services: 7.4%
80,000	Cintas Corp.	7,284,000
65,000	Equifax Inc.	7,239,050
150,000	Robert Half
	International, Inc.	7,071,000
		21,594,050

Consumer Durables &
Apparel: 7.3%
80,000	Carter’s, Inc.	7,122,400
150,000	Jarden Corp.*	8,568,000
65,000	Polaris Industries, Inc.	5,586,750
		21,277,150

Consumer Services: 2.4%
195,000	Texas Roadhouse, Inc.	6,975,150

Diversified Financials: 4.9%
45,000	FactSet Research
	Systems, Inc.	7,315,650
120,000	Raymond James
	Financial, Inc.	6,956,400
		14,272,050

Energy: 2.2%
60,000	Core Laboratories N.V.	6,524,400

Food, Beverage & Tobacco: 2.4%
170,000	The Hain Celestial
	Group, Inc.*	6,866,300

Health Care Equipment
& Services: 7.7%
55,000	The Cooper
	Companies, Inc.	7,381,000
48,000	Henry Schein, Inc.*	7,593,120
100,000	IDEXX
	Laboratories, Inc.*	7,292,000
		22,266,120

Household & Personal
Products: 2.5%
85,000	Church &
	Dwight Co., Inc.	7,214,800

Materials: 2.5%
60,000	International Flavors
	& Fragrances, Inc.	7,178,400

Media: 2.5%
130,000	Scripps Networks
	Interactive, Inc. -
	Class A	7,177,300

Pharmaceuticals, Biotechnology
& Life Sciences: 4.7%
20,000	Mettler-Toledo
	International, Inc.*	6,782,600
100,000	PAREXEL
	International Corp.*	6,812,000
		13,594,600

Retailing: 4.1%
110,000	Foot Locker, Inc.	7,159,900
80,000	Williams-Sonoma, Inc.	4,672,800
		11,832,700

Semiconductor & Semiconductor
Equipment: 2.4%
165,000	Linear Technology
	Corp.	7,007,550

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Continued)

Shares		Value

Software & Services: 9.8%
26,000	Alliance Data
	Systems Corp.*	$7,190,820
70,000	ANSYS, Inc.*	6,475,000
100,000	Jack Henry &
	Associates, Inc.	7,806,000
155,000	Synopsys, Inc.*	7,069,550
		28,541,370

Technology Hardware &
Equipment: 7.3%
200,000	Cognex Corp.	6,754,000
75,000	F5 Networks, Inc.*	7,272,000
80,000	IPG Photonics Corp.*	7,132,800
		21,158,800

Transportation: 2.5%
100,000	J.B. Hunt Transport
	Services, Inc.	7,336,000

TOTAL COMMON STOCKS
(Cost $249,601,342)		269,485,990

REAL ESTATE
INVESTMENT TRUSTS: 2.1%
80,000	Camden Property Trust	6,140,800

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $5,590,911)		6,140,800

SHORT-TERM INVESTMENTS: 4.8%

Money Market Fund: 4.8%
13,968,595	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.253%(1)	13,968,595

TOTAL SHORT-TERM
INVESTMENTS
(Cost $13,968,595)		13,968,595

TOTAL INVESTMENTS
IN SECURITIES: 99.6%
(Cost $269,160,848)		289,595,385
Other Assets in Excess
of Liabilities: 0.4%		1,245,807
TOTAL NET
ASSETS: 100.0%		$290,841,192

*	Non-income producing security
(1)	Seven-day yield as of December 31, 2015

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at December 31, 2015

Shares		Value

COMMON STOCKS: 84.9%

Automobiles & Components: 4.4%
34,000	Volkswagen AG - ADR	$1,053,150

Banks: 4.6%
68,600	People’s United
	Financial, Inc.	1,107,890

Capital Goods: 8.4%
27,900	United Rentals, Inc.*	2,023,866

Consumer Services: 4.5%
42,800	Diamond Resorts
	International, Inc.*	1,091,828

Food & Staples Retailing: 4.1%
145,000	SuperValu, Inc.*	983,100

Health Care Equipment &
Services: 4.3%
8,000	Teleflex, Inc.	1,051,600

Media: 8.7%
34,000	Starz*	1,139,000
36,000	Twenty-First
	Century Fox, Inc.	977,760
		2,116,760

Pharmaceuticals, Biotechnology
& Life Sciences: 4.7%
23,800	Zoetis, Inc.	1,140,496

Retailing: 8.3%
18,700	HSN, Inc.	947,529
160,000	J.C. Penney Co., Inc.*	1,065,600
		2,013,129

Semiconductors & Semiconductor
Equipment: 7.6%
56,200	NVIDIA Corp.	1,852,352

Software & Services: 13.0%
37,000	Booz Allen Hamilton
	Holding Corp.	1,141,450
21,700	CyberArk Software Ltd.*	979,538
36,700	VeriFone Systems, Inc.*	1,028,334
		3,149,322

Technology Hardware &
Equipment: 5.2%
7,150	Palo Alto
	Networks, Inc.*	1,259,401

Transportation: 7.1%
7,300	Canadian Pacific
	Railway Ltd.	931,480
55,400	Hertz Global
	Holdings, Inc.*	788,342
		1,719,822

TOTAL COMMON STOCKS
(Cost $19,971,397)		20,562,716

REAL ESTATE
INVESTMENT TRUSTS: 10.1%
12,800	American Tower Corp.	1,240,960
4,005	Equinix, Inc.	1,211,112

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $1,945,631)		2,452,072

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at December 31, 2015 (Continued)

Shares		Value

SHORT-TERM INVESTMENTS: 5.2%

Money Market Funds: 5.2%
61,877	Invesco Short-Term
	Investments Treasury
	Portfolio - Institutional
	Class, 0.124%(1)	$61,877
1,210,404	Invesco Short-Term
	Prime Portfolio -
	Institutional Class,
	0.253%(1)	1,210,404

TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,272,281)		1,272,281

TOTAL INVESTMENTS
IN SECURITIES: 100.2%
(Cost $23,189,309)		24,287,069
Liabilities in Excess
of Other Assets: (0.2)%		(55,572)
TOTAL NET
ASSETS: 100.0%		$24,231,497

ADR – American Depositary Receipt
*	Non-income producing security
(1)	Seven-day yield as of December 31, 2015

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor’s Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI, Inc and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2015

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
ASSETS:
Investments in securities, at value
(Cost $36,999,378, $269,160,848, and
$23,189,309, respectively)	$44,997,788	$289,595,385	$24,287,069
Cash	3,359	—	—
Receivables:
Fund shares sold	98,788	1,944,434	70,812
Dividends and interest	57,190	137,189	8,045
Due from advisor, net	—	—	5,586
Prepaid expenses	18,812	36,173	26,506
Total assets	45,175,937	291,713,181	24,398,018

LIABILITIES:
Payables:
Fund shares redeemed	8,426	611,720	107,553
Distribution fees	9,840	11,019	2,593
Transfer agent fees	9,150	20,266	8,680
Fund accounting fees	7,524	18,537	7,381
Administration fees	10,321	46,332	8,701
Investment advisory fees, net	7,118	114,741	—
Chief Compliance Officer fees	1,499	1,499	1,499
Custody fees	718	4,570	984
Trustee fees	2,130	2,964	2,084
Other accrued expenses	26,644	40,341	27,046
Total liabilities	83,370	871,989	166,521
NET ASSETS	$45,092,567	$290,841,192	$24,231,497

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2015 (Continued)

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
COMPONENTS OF NET ASSETS:
Paid-in capital	$37,158,850	$268,483,424	$23,382,145
Undistributed net investment income	900	—	39,206
Undistributed (accumulated) net realized
gain (loss) on investments
and foreign currency	(65,593)	1,923,231	(287,622)
Net unrealized appreciation on investments	7,998,410	20,434,537	1,097,760
Net unrealized appreciation on translation of
other assets and liabilities in foreign currency	—	—	8
Net assets	$45,092,567	$290,841,192	$24,231,497

Retail Class:
Net assets	$15,125,423	$18,303,855	$4,683,186
Shares issued and outstanding (unlimited number
of shares authorized without par value)	709,900	1,268,871	338,962
Net asset value, and redemption price per share	$21.31	$14.43	$13.82

Institutional Class:
Net assets	$29,967,144	$272,537,337	$19,548,311
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,406,544	18,800,779	1,410,386
Net asset value, and redemption price per share	$21.31	$14.50	$13.86

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2015

	Large	Mid Cap	All Cap
	Cap Growth	Growth	Opportunity
	Fund	Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign withholding tax
of $2,428, $8,663, and $484, respectively)	$610,133	$2,229,991	$438,685
Interest	1,047	9,933	1,274
Total investment income	611,180	2,239,924	439,959
EXPENSES (NOTE 3)
Investment advisory fees	212,672	1,532,518	136,673
Administration fees	61,761	293,616	50,636
Transfer agent fees	54,005	125,502	51,026
Fund accounting fees	44,980	112,758	44,101
Distribution fees - Retail Class	41,323	46,050	7,922
Registration fees	29,124	58,313	30,362
Audit fees	23,109	23,109	23,109
Chief Compliance Officer fees	8,999	8,999	8,999
Trustee fees	8,699	12,451	8,408
Custody fees	5,438	27,414	5,914
Miscellaneous expenses	3,737	9,983	3,263
Reports to shareholders	2,794	23,965	413
Insurance expense	2,604	2,626	2,453
Legal fees	2,148	2,529	2,513
Interest expense	18	112	785
Total expenses	501,411	2,279,945	376,577
Less: fees waived	(141,080)	(318,249)	(197,813)
Net expenses	360,331	1,961,696	178,764
Net investment income	250,849	278,228	261,195
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
& FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investments
& foreign currency	1,062,188	3,793,767	(366,757)
Change in net unrealized
depreciation on investments	(736,945)	(5,629,346)	(1,619,945)
Change in net unrealized appreciation
on translation of other assets and
liabilities in foreign currency	—	—	8
Net realized and unrealized gain (loss)
on investments & foreign currency	325,243	(1,835,579)	(1,986,694)
Net increase (decrease) in net assets
resulting from operations	$576,092	$(1,557,351)	$(1,725,499)

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$250,849	$107,205
Net realized gain on investments & foreign currency	1,062,188	2,259,605
Change in net unrealized
appreciation (depreciation) on investments	(736,945)	979,358
Net increase in net assets
resulting from operations	576,092	3,346,168

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	(58,646)	(22,861)
Institutional Class	(191,924)	(88,453)
From net realized gain on investments:
Retail Class	(402,134)	(1,085,514)
Institutional Class	(783,249)	(1,367,774)
Total distributions to shareholders	(1,435,953)	(2,564,602)

CAPITAL SHARE TRANSACTIONS
Decrease in net assets derived from
net change in outstanding shares - Retail Class(1)	(2,010,375)	(2,907,970)
Increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	9,103,193	6,518,786
Total increase in net assets
from capital share transactions	7,092,818	3,610,816
Total increase in net assets	6,232,957	4,392,382

NET ASSETS
Beginning of year	38,859,610	34,467,228
End of year	$45,092,567	$38,859,610
Undistributed net investment income	$900	$809

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2015		December 31, 2014
	Shares	Value	Shares	Value
Retail Class
Shares sold	41,249	$906,710	103,925	$2,211,274
Shares issued in
reinvestment of distributions	12,376	267,806	30,423	662,307
Shares redeemed(2)	(143,520)	(3,184,891)	(266,909)	(5,781,551)
Net decrease	(89,895)	$(2,010,375)	(132,561)	$(2,907,970)

(2)	Net of redemption fees of $88 and $1,111, respectively.

	Year Ended		Year Ended
	December 31, 2015		December 31, 2014
	Shares	Value	Shares	Value
Institutional Class
Shares sold	548,816	$12,319,785	478,636	$10,355,025
Shares issued in
reinvestment of distributions	32,745	708,282	44,883	977,106
Shares redeemed(3)	(176,763)	(3,924,874)	(222,890)	(4,813,345)
Net increase	404,798	$9,103,193	300,629	$6,518,786

(3)	Net of redemption fees of $200 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$278,228	$237,667
Net realized gain on investments	3,793,767	7,649,715
Change in net unrealized
appreciation (depreciation) on investments	(5,629,346)	13,084,738
Net increase (decrease) in net assets
resulting from operations	(1,557,351)	20,972,120

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	—	—
Institutional Class	(307,756)	(265,268)
From net realized gain on investments:
Retail Class	(118,699)	(481,774)
Institutional Class	(1,823,973)	(7,176,843)
Total distributions to shareholders	(2,250,428)	(7,923,885)

CAPITAL SHARE TRANSACTIONS
Increase in net assets derived from
net change in outstanding shares - Retail Class(1)	5,535,356	8,280,647
Increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	85,607,664	120,240,037
Total increase in net assets from
capital share transactions	91,143,020	128,520,684
Total increase in net assets	87,335,241	141,568,919

NET ASSETS
Beginning of year	203,505,951	61,937,032
End of year	$290,841,192	$203,505,951

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2015		December 31, 2014
	Shares	Value	Shares	Value
Retail Class
Shares sold	1,034,154	$15,158,492	763,361	$10,322,598
Shares issued in
reinvestment of distributions	6,687	97,301	27,820	408,395
Shares redeemed(2)	(663,667)	(9,720,437)	(174,518)	(2,450,346)
Net increase	377,174	$5,535,356	616,663	$8,280,647

(2)	Net of redemption fees of $2,097 and $4,032, respectively.

	Year Ended		Year Ended
	December 31, 2015		December 31, 2014
	Shares	Value	Shares	Value
Institutional Class
Shares sold	8,299,965	$123,488,033	10,207,268	$140,072,794
Shares issued in
reinvestment of distributions	65,590	958,925	169,728	2,498,396
Shares redeemed(3)	(2,618,528)	(38,839,294)	(1,600,412)	(22,331,153)
Net increase	5,747,027	$85,607,664	8,776,584	$120,240,037

(3)	Net of redemption fees of $12,817 and $2,767, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31,	December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$261,195	$46,783
Net realized loss on investments & foreign currency	(366,757)	(25,063)
Change in net unrealized
appreciation (depreciation) on investments	(1,619,945)	1,510,758
Change in net unrealized appreciation on translation of
other assets and liabilities in foreign currency	8	—
Net increase (decrease) in net assets
resulting from operations	(1,725,499)	1,532,478

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Retail Class	(38,245)	(621)
Institutional Class	(200,742)	(29,883)
From net realized gain on investments:
Retail Class	(4,123)	(11,715)
Institutional Class	(18,123)	(49,475)
Total distributions to shareholders	(261,233)	(91,694)

CAPITAL SHARE TRANSACTIONS
Increase in net assets derived from
net change in outstanding shares - Retail Class(1)	1,867,177	573,968
Increase in net assets derived from
net change in outstanding shares - Institutional Class(1)	8,288,246	5,631,393
Total increase in net assets from
capital share transactions	10,155,423	6,205,361
Total increase in net assets	8,168,691	7,646,145

NET ASSETS
Beginning of year	16,062,806	8,416,661
End of year	$24,231,497	$16,062,806
Undistributed net investment income	$39,206	$17,090

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2015		December 31, 2014
	Shares	Value	Shares	Value
Retail Class
Shares sold	208,369	$3,008,925	56,903	$768,972
Shares issued in
reinvestment of distributions	2,464	34,098	707	10,434
Shares redeemed(2)	(77,102)	(1,175,846)	(15,022)	(205,438)
Net increase	133,731	$1,867,177	42,588	$573,968

(2)	Net of redemption fees of $892 and $190, respectively.

	Year Ended		Year Ended
	December 31, 2015		December 31, 2014
	Shares	Value	Shares	Value
Institutional Class
Shares sold	939,179	$14,145,340	492,379	$6,861,040
Shares issued in
reinvestment of distributions	11,751	163,216	3,743	55,368
Shares redeemed(3)	(428,357)	(6,020,310)	(94,593)	(1,285,015)
Net increase	522,573	$8,288,246	401,529	$5,631,393

(3)	Net of redemption fees of $197 and $30, respectively.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS

	Year Ended December 31,
	2015	2014	2013	2012	2011
Net asset value,
beginning of year	$21.57	$21.10	$16.66	$14.97	$14.64

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.10	0.03	0.06	0.08	0.08
Net realized and unrealized
gain on investments	0.29	1.88	4.74	1.69	0.33
Total from investment operations	0.39	1.91	4.80	1.77	0.41

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.03)	(0.04)	(0.08)	(0.08)
From net realized gain	(0.57)	(1.41)	(0.32)	—	—
Total distributions	(0.65)	(1.44)	(0.36)	(0.08)	(0.08)
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net asset value, end of year	$21.31	$21.57	$21.10	$16.66	$14.97
Total Return	1.79%	8.98%	28.84%	11.81%	2.79%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$15.1	$17.3	$19.7	$18.1	$14.1
Portfolio turnover rate	31%	36%	51%	52%	31%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.33%	1.42%	1.70%	1.97%	1.42%
After fees waived and
expenses absorbed	1.00%	1.00%	1.00%	1.00%	1.00%
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.10%	(0.27)%	(0.38)%	(0.46)%	0.13%
After fees waived and
expenses absorbed	0.43%	0.15%	0.32%	0.51%	0.55%

(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS

	Year Ended December 31,
	2015	2014	2013	2012	2011
Net asset value,
beginning of year	$21.57	$21.10	$16.64	$14.97	$14.64

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.15	0.09	0.11	0.01	0.12
Net realized and unrealized
gain on investments	0.30	1.88	4.76	1.78	0.33
Total from investment operations	0.45	1.97	4.87	1.79	0.45

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.09)	(0.09)	(0.12)	(0.12)
From net realized gain	(0.57)	(1.41)	(0.32)	—	—
Total distributions	(0.71)	(1.50)	(0.41)	(0.12)	(0.12)
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	—	0.00 (2)	—	—
Net asset value, end of year	$21.31	$21.57	$21.10	$16.64	$14.97
Total Return	2.05%	9.27%	29.27%	11.94%	3.04%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$30.0	$21.6	$14.8	$0.7	$19.7
Portfolio turnover rate	31%	36%	51%	52%	31%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.08%	1.17%	1.45%	1.72%	1.17%
After fees waived and
expenses absorbed	0.75%	0.75%	0.75%	0.75%	0.75%
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.36%	0.01%	(0.10)%	(0.93)%	0.36%
After fees waived and
expenses absorbed	0.69%	0.43%	0.60%	0.04%	0.78%

(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

RETAIL CLASS

					Period Ended
	Year Ended December 31,				December 31,
	2015		2014	2013	2012*
Net asset value,
beginning of year/period	$14.55		$13.58	$10.16	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)(1)	(0.02)		(0.01)	(0.02)	0.03
Net realized and unrealized
gain (loss) on investments	(0.00	)(2)	1.53	3.63	0.13
Total from
investment operations	(0.02)		1.52	3.61	0.16

LESS DISTRIBUTIONS:
From net realized gain	(0.10)		(0.56)	(0.21)	—
Total distributions	(0.10)		(0.56)	(0.21)	—
Paid-in capital from
redemption fees (Note 2)	0.00	(3)	0.01	0.02	—
Net asset value,
end of year/period	$14.43		$14.55	$13.58	$10.16
Total Return	-0.15%		11.22%	35.72%	1.60	%^

SUPPLEMENTAL DATA:
Net assets,
end of year/period (millions)	$18.3		$13.0	$3.7	$0.4
Portfolio turnover rate	24%		35%	31%	0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.12%		1.15%	1.42%	3.83	%+
After fees waived and
expenses absorbed	1.00%		1.00%	1.00%	1.00	%+
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.25)%		(0.22)%	(0.62)%	(0.95	)%+
After fees waived and
expenses absorbed	(0.13)%		(0.07)%	(0.20)%	1.88	%+

*	The Fund commenced operations on October 31, 2012
(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $(0.005) per share
(3)	Less than $0.005 per share
+	Annualized
^	Not annualized
‡	Less than 0.5%

The accompanying notes are an integral part of these financial statements.

CONGRESS MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

INSTITUTIONAL CLASS

						Period Ended
	Year Ended December 31,					December 31,
	2015		2014	2013		2012*
Net asset value,
beginning of year/period	$14.60		$13.61	$10.17		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)(1)	0.02		0.02	0.00	(2)	(0.00	)(3)
Net realized and unrealized
gain (loss) on investments	(0.00	)(3)	1.55	3.65		0.17
Total from
investment operations	0.02		1.57	3.65		0.17

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.02)	—		—
From net realized gain	(0.10)		(0.56)	(0.21)		—
Total distributions	(0.12)		(0.58)	(0.21)		—
Paid-in capital from
redemption fees (Note 2)	0.00	(2)	0.00 (2)	0.00	(2)	0.00	(2)
Net asset value,
end of year/period	$14.50		$14.60	$13.61		$10.17
Total Return	0.10%		11.49%	35.88%		1.70	%^

SUPPLEMENTAL DATA:
Net assets,
end of year/period (millions)	$272.5		$190.5	$58.2		$30.4
Portfolio turnover rate	24%		35%	31%		0	%^‡

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.87%		0.90%	1.17%		3.58	%+
After fees waived and
expenses absorbed	0.75%		0.75%	0.75%		0.75	%+
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.00	%(4)	0.02%	(0.42)%		(3.12	)%+
After fees waived and
expenses absorbed	0.12%		0.17%	0.00	%(4)	(0.29	)%+

*	The Fund commenced operations on October 31, 2012
(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $0.005 per share
(3)	Less than $(0.005) per share
(4)	Less than 0.005%
+	Annualized
^	Not annualized
‡	Less than 0.5%

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

RETAIL CLASS

					Period Ended
	Year Ended December 31,				December 31,
	2015	2014		2013	2012*
Net asset value,
beginning of year/period	$14.66	$12.95		$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.16	0.03		0.03	0.03
Net realized and unrealized
gain (loss) on investments	(0.87)	1.74		2.84	0.29
Total from
investment operations	(0.71)	1.77		2.87	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.00	)(2)	(0.02)	(0.03)
From net realized gain	(0.01)	(0.06)		(0.19)	—
Total distributions	(0.13)	(0.06)		(0.21)	(0.03)
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00	(3)	0.00 (3)	—
Net asset value,
end of year/period	$13.82	$14.66		$12.95	$10.29
Total Return	-4.84%	13.67%		27.89%	3.15	%^

SUPPLEMENTAL DATA:
Net assets,
end of year/period (millions)	$4.7	$3.0		$2.1	$0.4
Portfolio turnover rate	37%	31%		41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.89%	3.01%		5.20%	21.16	%+
After fees waived and
expenses absorbed	1.00%	1.00%		1.00%	1.00	%+
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.17%	(1.81)%		(3.95)%	(18.68	)%+
After fees waived and
expenses absorbed	1.06%	0.20%		0.25%	1.48	%+

*	The Fund commenced operations on October 31, 2012
(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $(0.005) per share
(3)	Less than $0.005 per share
+	Annualized
^	Not annualized

The accompanying notes are an integral part of these financial statements.

CONGRESS ALL CAP OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

INSTITUTIONAL CLASS

				Period Ended
	Year Ended December 31,			December 31,
	2015	2014	2013	2012*
Net asset value,
beginning of year/period	$14.70	$12.98	$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.17	0.07	0.06	0.03
Net realized and unrealized
gain (loss) on investments	(0.86)	1.74	2.86	0.29
Total from
investment operations	(0.69)	1.81	2.92	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.14)	(0.03)	(0.04)	(0.03)
From net realized gain	(0.01)	(0.06)	(0.19)	—
Total distributions	(0.15)	(0.09)	(0.23)	(0.03)
Paid-in capital from
redemption fees (Note 2)	—	0.00 (2)	—	—
Net asset value,
end of year/period	$13.86	$14.70	$12.98	$10.29
Total Return	-4.67%	13.95%	28.38%	3.18	%^

SUPPLEMENTAL DATA:
Net assets,
end of year/period (millions)	$19.5	$13.1	$6.3	$1.3
Portfolio turnover rate	37%	31%	41%	9	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.62%	2.72%	4.95%	20.91	%+
After fees waived and
expenses absorbed	0.75%	0.75%	0.75%	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	0.29%	(1.47)%	(3.70)%	(18.63	)%+
After fees waived and
expenses absorbed	1.16%	0.50%	0.50%	1.53	%+

*	The Fund commenced operations on October 31, 2012
(1)	Calculated based on the average number of shares outstanding during the period
(2)	Less than $0.005 per share
+	Annualized
^	Not annualized

The accompanying notes are an integral part of these financial statements.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The Funds commenced operations on March 31, 2009, October 31, 2012, and October 31, 2012, respectively.

The Funds offer Retail Class and Institutional Class shares.  Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.

Each Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on U.S. or foreign national securities exchanges, are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the mean between the closing bid and the asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Continued)

method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Continued)

particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2015. See the Schedules of Investments for industry breakouts.

Congress Large Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$44,141,513	$—	$—	$44,141,513
Short-Term Investments	856,275	—	—	856,275
Total Investments in Securities	$44,997,788	$—	$—	$44,997,788
Congress Mid Cap Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$269,485,990	$—	$—	$269,485,990
Real Estate Investment Trusts	6,140,800	—	—	6,140,800
Short-Term Investments	13,968,595	—	—	13,968,595
Total Investments in Securities	$289,595,385	$—	$—	$289,595,385
Congress All Cap Opportunity Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$20,562,716	$—	$—	$20,562,716
Real Estate Investment Trusts	2,452,072	—	—	2,452,072
Short-Term Investments	1,272,281	—	—	1,272,281
Total Investments in Securities	$24,287,069	$—	$—	$24,287,069

It is the Funds’ policy to recognize transfers between levels at the end of each Fund’s reporting period.

There were no transfers made into or out of Level 1, 2, or 3 during the year ended December 31, 2015.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.

At December 31, 2015, the Congress Large Cap Growth Fund deferred, on a tax basis, post October losses of $65,593, which will be recognized in the following year.  The Congress Mid-Cap Growth Fund and Congress All Cap Opportunity Fund did not defer any post October losses.

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Continued)

At December 31, 2015, the Congress All Cap Opportunity Fund had $207,599, in short-term capital loss carry-forwards available for federal income tax purposes which do not expire and retain their original character.  The Congress Large Cap Growth Fund and Congress Mid Cap Growth Fund did not have any capital loss carry-forwards.

As of December 31, 2015, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of December 31, 2015, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Continued)

Funds, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Funds’ net asset value per share.  The Funds charge a 1.00% redemption fee on shares held less than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds retain the fee charged as paid-in-capital and such fees become part of the Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassifications of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2015, the following adjustments were made(a):

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
Fund	Income/(Loss)	Gain/(Loss)	Capital
Congress Large Cap Growth Fund	$(188)	$188	$—
Congress Mid Cap Growth Fund	$29,528	$(29,528)	$—
Congress All Cap Opportunity Fund	$(92)	$92	$—

(a)	These differences were primarily due to distribution and foreign currency adjustments.

J.
Subsequent events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  During the year ended December 31, 2015, an investment was made by the Advisor that caused the Congress All Cap Opportunity Fund to be out of compliance with the diversification limits described in the Fund’s Statement of Additional Information (“SAI”).  As described in the SAI, as to 75% of the Fund’s total assets, the Fund may not invest more than 5% of its total assets in the securities of a single issuer or hold more than 10% of the outstanding voting securities of a single issuer.  The Advisor sold the offending investment in January 2016.  As a result, the Advisor reimbursed the Fund for the realized loss of $139,215 in February 2016.  Management has determined that there

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Continued)

were no subsequent events that would need to be disclosed for the Congress Large Cap Growth and Congress Mid Cap Growth Funds.

K.
Recent Accounting Pronouncement.  In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”.  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee.  For the Congress Large Cap Growth Fund, the advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  For the Congress Mid Cap Growth Fund and the Congress All Cap Opportunity Fund, the advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Funds.  The advisory fees incurred during the year ended December 31, 2015, are disclosed in the Statements of Operations.

The Advisor has contractually agreed to limit each Fund’s Retail Class annual expense ratio to 1.00% and each Fund’s Institutional Class annual expense ratio to 0.75% of each class’s average daily net assets. The amounts of expenses reimbursed during the year ended December 31, 2015, are disclosed in the Statements of Operations.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At December 31, 2015, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Continued)

Funds that may be recouped are shown in the tables below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Congress Large Cap Growth Fund:

Expiration	Amount
December 31, 2016	$174,827
December 31, 2017	156,255
December 31, 2018	141,080
$472,162
Congress Mid Cap Growth Fund:

Expiration	Amount
December 31, 2016	$184,086
December 31, 2017	220,971
December 31, 2018	318,249
$723,306
Congress All Cap Opportunity Fund:

Expiration	Amount
December 31, 2016	$227,233
December 31, 2017	212,943
December 31, 2018	197,813
$637,989

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon the Board of Trustee’s review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant, and transfer agent.  In those capacities USBFS maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Funds to USBFS for these services for the year ended December 31, 2015, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Continued)

N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares.  The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class shares of each Fund.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities.  Distribution fees incurred by the Funds during the year ended December 31, 2015, are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the year ended December 31, 2015, were as follows:

Fund	Purchases	Sales
Congress Large Cap Growth Fund	$17,926,314	$12,954,390
Congress Mid Cap Growth Fund	$134,970,693	$59,727,409
Congress All Cap Opportunity Fund	$18,019,417	$7,896,625

There were no purchases or sales of long-term U.S. Government securities for the year ended December 31, 2015.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2015, and the year ended December 31, 2014, were as follows:

Congress Large Cap Growth Fund:
	2015	2014
Distributions paid from:
Ordinary Income	$253,374	$744,949
Long-term capital gain	1,182,579	1,819,653
	$1,453,953	$2,564,602
Congress Mid Cap Growth Fund:
	2015	2014
Distributions paid from:
Ordinary Income	$278,228	$2,719,198
Long-term capital gain	1,972,200	5,204,687
	$2,250,428	$7,923,885

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Continued)

Congress All Cap Opportunity Fund:

	2015	2014
Distributions paid from:
Ordinary Income	$238,989	$30,504
Long-term capital gain	22,244	61,190
	$261,233	$91,694

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at December 31, 2015, were as follows:

	Congress	Congress	Congress
	Large Cap	Mid Cap	All Cap
	Growth	Growth	Opportunity
	Fund	Fund	Fund

Cost of Investments*	$36,999,378	$269,104,965	$23,269,332
Gross tax unrealized
appreciation	9,452,974	36,505,719	3,378,949
Gross tax unrealized
depreciation	(1,454,564)	(16,015,299)	(2,361,212)
Net unrealized appreciation	$7,998,410	$20,490,420	$1,017,737
Undistributed
ordinary income	900	—	39,206
Undistributed long-term
capital gain	—	1,867,348	—
Total distributable earnings	900	1,867,348	39,206
Other accumulated gains/(losses)	(65,593)	—	(207,591)
Total accumulated gains	$7,933,717	$22,357,768	$849,352

*	The difference between book and tax is primarily due to wash sale and transfer-in-kind adjustments.

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. (the “Bank”) has made available to the Funds credit facilities to be used for temporary or extraordinary purposes related to Fund redemptions. The maximum lines of credit as of December 31, 2015, for the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund were $2,000,000, $15,000,000, and $4,000,000, respectively.  During the year ended December 31, 2015, the average interest rate on the outstanding principal amount was 3.25%.  During the year

CONGRESS FUNDS

NOTES TO FINANCIAL STATEMENTS December 31, 2015 (Continued)

ended December 31, 2015, the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund had outstanding average daily loan balances of $414, $2,011, and $46,769, respectively.  The maximum amounts outstanding during the year ended December 31, 2015, for the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund were $43,000, $506,000, and $2,608,000, respectively.  Interest expense for the year ended December 31, 2015, for the Funds is disclosed in the Statements of Operations.  At December 31, 2015, none of the Funds had a loan payable balance.

CONGRESS FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress Funds

We have audited the accompanying statements of assets and liabilities of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress All Cap Opportunity Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of December 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended with respect to the Congress Large Cap Fund, with respect to Congress Mid Cap Growth Fund and Congress All Cap Opportunity Fund, the financial highlights for the each of the three years in the period then ended and the period October 31, 2012 (commencement of operations) to December 31, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodians.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2015, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2016

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended December 31, 2015 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund, the Congress Mid Cap Growth Fund, and the Congress All Cap Opportunity Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/15 – 12/31/15).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer a $15.00 fee is currently charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The examples below include, but are not limited to, investment advisory fees, fund accounting fees, custody fees, and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the examples, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

CONGRESS FUNDS

EXPENSE EXAMPLES For the Six Months Ended December 31, 2015 (Unaudited) (Continued)

Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Congress Large Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/15	12/31/15	7/1/15 – 12/31/15
Retail Class Actual	$1,000.00	$980.10	$4.99	(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09	(1)
Institutional Class Actual	$1,000.00	$981.30	$3.75	(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82	(2)

Congress Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/15	12/31/15	7/1/15 – 12/31/15
Retail Class Actual	$1,000.00	$962.10	$4.95	(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09	(1)
Institutional Class Actual	$1,000.00	$964.00	$3.71	(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82	(2)

Congress All Cap Opportunity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/15	12/31/15	7/1/15 – 12/31/15
Retail Class Actual	$1,000.00	$910.00	$4.81	(1)
Retail Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.16	$5.09	(1)
Institutional Class Actual	$1,000.00	$911.10	$3.61	(2)
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.42	$3.82	(2)

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

(2)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75% (reflecting fee waivers in effect and expenses absorbed) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17 and 18, 2015, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Congress Asset Management Company, LLP (the “Advisor”) for the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress All Cap Opportunity Fund (each a “Fund,” and together, the “Funds”).  At this meeting and at a prior meeting held on May 28 and 29, 2015, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

For the Congress Large Cap Growth Fund, the Board noted that the Fund outperformed its peer group median and average for the one-year and five-year periods, and underperformed its peer group median for the three-year period ended March 31, 2015.  The Board also considered the Fund’s underperformance compared to its similarly managed accounts for the one-year and five-year periods and outperformance for the three-year period ended December 31, 2014, and considered the reasons for that difference in performance.  The Board also considered the performance of the Congress Large Cap Growth Fund against broad-based securities market benchmarks, noting it generally underperformed those benchmarks for the one-, three- and five year periods ended December 31, 2014.

For the Congress Mid Cap Growth Fund, the Board noted that the Fund outperformed its peer group median for the one-year period ended March 31, 2015.  The Board also considered the Fund’s underperformance compared to its similarly managed accounts for the one-year period ended December 31, 2014, and considered the reasons for that underperformance.  The Board also considered the underperformance of the Fund against broad-based securities market benchmarks for the one-year period ended December 31, 2014.  In considering the performance of the Congress Mid Cap Growth Fund, the Board considered that the Fund has less than three years of operations.

For the Congress All Cap Opportunity Fund, the Board noted that the Fund significantly outperformed its peer group median for the one-year period ended March 31, 2015.  The Board also considered the Fund’s underperformance compared to its similarly managed accounts for the

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

one-year period ended December 31, 2014, and considered the reasons for that underperformance.  The Board also considered the outperformance of the Fund against broad-based securities market benchmarks for the one year period ended December 31, 2014.  In considering the performance of the Congress All Cap Opportunity Fund, the Board considered that the Fund has less than three years of operations.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Trustees found that the fees charged to each Fund were generally in line with or comparable to the fees charged by the Advisor to its similarly managed separate account clients.

For the Congress Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund’s Retail Class shares and 0.75% for its Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were among the lowest of its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Congress Mid Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund’s Retail Class shares and 0.75% for its Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were among the lowest its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

For the Congress All Cap Opportunity Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund’s Retail Class shares and 0.75% for its Institutional Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were among the lowest of its peer group median and average.  The Board concluded that the fees paid to the Advisor were not unreasonable.

CONGRESS FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds.  The Board considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars” and Rule 12b-1 fees paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Positions	Length		Complex(2)	Held
Name, Address	with the	of Time	Principal Occupation	Overseen	During Past
And Age	Trust(1)	Served	During Past Five Years	by Trustees	Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	3	Director, PNC
(born 1943)	and	Term;	Talon Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(business consulting);
Fund Services, LLC		May	formerly, Executive
2020 E. Financial Way		1991.	Vice President and Chief
Suite 100			Operating Officer,
Glendora, CA 91741			Integrated Asset
Management (investment
advisor and manager) and
formerly, President, Value
Line, Inc. (investment
advisory and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment Consultant;	3	The Dana
(born 1939)		Term;	formerly, Chief Executive		Foundation;
c/o U.S. Bancorp		Since	Officer, Rockefeller Trust		The Univ. of
Fund Services, LLC		May	Co., (prior thereto Senior		Virginia Law
2020 E. Financial Way		1991.	Vice President), and		School Fdn.
Suite 100			Managing Director,
Glendora, CA 91741			Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton Simon, Inc.
(international consumer
products conglomerate).

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Positions	Length		Complex(2)	Held
Name, Address	with the	of Time	Principal Occupation	Overseen	During Past
And Age	Trust(1)	Served	During Past Five Years	by Trustees	Five Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating Officer,	3	Interested
(born 1973)		Term;	Direxion Funds since 2013;		Trustee,
c/o U.S. Bancorp		Since	formerly, Senior Vice		Direxion
Fund Services, LLC		September	President and Chief		Funds,
2020 E. Financial Way		2011.	Financial Officer (and other		Direxion ETF
Suite 100			positions), U.S. Bancorp		Trust and
Glendora, CA 91741			Fund Services, LLC		Direxion
			1997-2013.		Variable
Trust.

Carl A. Froebel	Trustee	Indefinite	Formerly President and	3	None.
(born 1938)		Term;	Founder, National Investor
c/o U.S. Bancorp		Since	Data Services, Inc.
Fund Services, LLC		May	(investment related
2020 E. Financial Way		1991.	computer software).
Suite 100
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since July	3	Independent
(born 1950)		Term;	2001; formerly, Executive		Trustee, The
c/o U.S. Bancorp		Since	Vice President, Investment		Managers
Fund Services, LLC		May	Company Administration,		Funds;
2020 E. Financial Way		1991.	LLC (mutual fund		Trustee,
Suite 100			administrator).		Managers
Glendora, CA 91741					AMG Funds,
Aston Funds;
Advisory
Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.

CONGRESS FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Positions	Length		Complex(2)	Held
Name, Address	with the	of Time	Principal Occupation	Overseen	During Past
And Age	Trust(1)	Served	During Past Five Years	by Trustees	Five Years

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		March	Fund Services, LLC,
2020 E. Financial Way		2013.	since July 2007.
Suite 100	Secretary	Indefinite
Glendora, CA 91741		Term;
Since
February
2008.

Eric C. VanAndel	Treasurer	Indefinite	Senior Vice President	Not	Not
(born 1975)		Term;	(and other positions),	Applicable.	Applicable.
c/o U.S. Bancorp		Since	U.S. Bancorp Fund
Fund Services, LLC		April	Services, LLC, since
615 East Michigan St.		2013.	April 2005.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite	Senior Vice President	Not	Not
(born 1966)	Compli-	Term;	and Compliance Officer	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	(and other positions),
Fund Services, LLC	Officer	July	U.S. Bancorp Fund
615 East Michigan St.		2011.	Services, LLC since
Milwaukee, WI	Anti-	Indefinite	August 2004.
53202	Money	Term;
	Laun-	Since
	dering	July
	Officer	2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

CONGRESS FUNDS

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2015, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Congress Large Cap Growth Fund	99.40%
Congress Mid Cap Growth Fund	100.00%
Congress All Cap Opportunity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2015, was as follows:

Congress Large Cap Growth Fund	99.35%
Congress Mid Cap Growth Fund	100.00%
Congress All Cap Opportunity Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Congress Large Cap Growth Fund	1.10%
Congress Mid Cap Growth Fund	0.00%
Congress All Cap Opportunity Fund	0.00%

INFORMATION ABOUT PROXY VOTIN (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

CONGRESS FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and annual and semi-annual reports to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the SAI on the SEC’s website www.sec.gov or the Funds’ website www.congressasset.com.

CONGRESS FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us verbally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, New York  10103

Congress Large Cap Growth Fund

Retail Class	Institutional Class
Symbol – CAMLX	Symbol – CMLIX
CUSIP – 742935216	CUSIP – 74316J789

 Congress Mid Cap Growth Fund

Retail Class	Institutional Class
Symbol – CMIDX	Symbol – IMIDX
CUSIP – 74316J466	CUSIP – 74316J458

Congress All Cap Opportunity Fund

Retail Class	Institutional Class
Symbol – CACOX	Symbol – IACOX
CUSIP – 74316J482	CUSIP – 74316J474

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund

	FYE 12/31/2015	FYE 12/31/2014
Audit Fees	$20,500	$20,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund

	FYE 12/31/2015	FYE 12/31/2014
Audit Fees	$20,500	$20,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

Congress All Cap Opportunity Fund

	FYE 12/31/2015	FYE 12/31/2014
Audit Fees	$20,500	$20,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2015	FYE 12/31/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2015	FYE 12/31/2014
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E Richards
Elaine E Richards, President, Principal Executive Officer

Date     February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Elaine E Richards
Elaine E Richards, President, Principal Executive Officer

Date     February 29, 2016

By (Signature and Title)*    /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer, Principal Financial Officer

Date     February 29, 2016

* Print the name and title of each signing officer under his or her signature.